Shortfall warrants (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Jul. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination price of warrants		$ 12
Ownership percentage			9.90%
Fair value of warrants	$ 1,009	$ 1,009
Forward Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			2,108,070